CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues:
Total revenues	$ 47,098	$ 44,276
Cost of revenues:
Total cost of revenues	11,197	10,326
Gross profit	35,901	33,950
Operating expenses:
Research and development	20,054	18,211
Sales and marketing	28,232	31,465
General and administrative	11,885	9,724
Total operating expenses	60,171	59,400
Operating loss	(24,270)	(25,450)
Financial income (expense), net	(241)	436
Loss before taxes on income	(24,511)	(25,014)
Taxes on income	1,056	(843)
Net loss	$ (23,455)	$ (25,857)
Basic and diluted net loss per ordinary share	$ (0.64)	$ (0.73)
Weighted average number of shares used in computing net loss per ordinary share - basic and diluted	36,715	35,552
Comprehensive Loss
Net loss	$ (23,455)	$ (25,857)
Other comprehensive loss:
Unrealized loss from available-for-sale securities	(23)	(10)
Total comprehensive loss	(23,478)	(25,867)
Product [Member]
Revenues:
Total revenues	15,778	13,705
Cost of revenues:
Total cost of revenues	1,331	1,213
Maintenance and Professional Services [Member]
Revenues:
Total revenues	31,320	30,571
Cost of revenues:
Total cost of revenues	$ 9,866	$ 9,113